CONSOLIDATED BALANCE SHEETS (VIE) - USD ($) $ in Thousands		Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted cash and cash equivalents		$ 1,694	$ 1,694
Investments		77,347	70,696
Receivables		8,925	7,075
Prepaid and other assets		2,817	1,973
Assets		1,728,079	1,747,203
Due to brokers		0	61
Accrued and other liabilities		12,451	18,397
Liabilities		1,551,611	1,568,401
Consolidated VIEs
Restricted cash and cash equivalents		80,592	94,018
Due from brokers		24,293	25,910
Investments		1,346,963	1,351,403
Receivables		4,185	4,109
Prepaid and other assets		187	209
Assets	[1]	1,456,220	1,475,649
Due to brokers		49,350	71,603
Accrued and other liabilities		229	193
Interest payable		4,474	5,090
Long-term Debt, at Fair Value		1,312,058	1,308,558
Liabilities	[1]	$ 1,366,111	1,385,444
CIFC LLC
Restricted cash and cash equivalents			1,694	$ 1,694
Investments			70,696	38,699
Receivables			7,075	2,135
Prepaid and other assets			1,973	2,285
Assets			1,747,203	13,146,305
Due to brokers			61	0
Accrued and other liabilities			18,397	15,584
Liabilities			1,568,401	12,624,403
CIFC LLC | Consolidated VIEs
Restricted cash and cash equivalents			94,018	929,401
Due from brokers			25,910	102,373
Investments			1,351,403	11,573,164
Receivables			4,109	40,235
Prepaid and other assets			209	0
Assets	[1]		1,475,649	12,645,173
Due to brokers			71,603	372,956
Accrued and other liabilities			193	1,230
Interest payable			5,090	36,174
Long-term Debt, at Fair Value			1,308,558	12,049,034
Liabilities	[1]		1,385,444	12,459,394
CIFC Corp
Restricted cash and cash equivalents			1,694	1,694
Investments			739	38,699
Receivables			7,029	2,135
Prepaid and other assets			1,973	2,285
Assets			244,596	13,146,305
Due to brokers			61	0
Accrued and other liabilities			19,033	15,584
Liabilities			183,593	12,624,403
CIFC Corp | Consolidated VIEs
Restricted cash and cash equivalents			0	929,401
Due from brokers			0	102,373
Investments			0	11,573,164
Receivables			0	40,235
Prepaid and other assets			0	0
Assets	[1]		0	12,645,173
Due to brokers			0	372,956
Accrued and other liabilities			0	1,230
Interest payable			0	36,174
Long-term Debt, at Fair Value			0	12,049,034
Liabilities	[1]		$ 0	$ 12,459,394

[1]	The assets of the Consolidated Entities would not be available to the Company's general creditors, and as a result, the Company does not consider them its assets. Additionally, the investors in the debt and residual interests of the Consolidated Entities have no recourse to the Company's general assets. Therefore, this debt is not the Company's obligation.